Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	$ (108)	$ (112)
Total hedges	100	111
Open position	(8)	(1)
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(136)	(124)
Total hedges	112	112
Open position	(24)	(12)
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(67)	(79)
Total hedges	31	75
Open position	(37)	(4)
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(38)	(123)
Total hedges	58	100
Open position	20	(23)
Mexican peso to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(269)	(254)
Total hedges	268	231
Open position	(2)	(23)
US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(702)	(661)
Total hedges	206	674
Open position	(496)	13
US Dollar to Bolivian Boliviano [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(74)	(80)
Total hedges	76	75
Open position	1	(5)
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,955)	(1,846)
Total hedges	1,789	1,618
Open position	(166)	(228)
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(310)	(304)
Total hedges	249	253
Open position	(61)	(51)
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(135)	(171)
Total hedges	129	162
Open position	(6)	(9)
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(125)	(123)
Total hedges	113	116
Open position	(12)	(7)
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(615)	(476)
Total hedges	559	434
Open position	(56)	(42)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(134)	(103)
Total hedges	111	96
Open position	(23)	(7)
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,442)	(1,236)
Total hedges	1,436	1,168
Open position	(6)	(68)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(144)	(153)
Total hedges	135	139
Open position	(8)	(14)
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(264)	(292)
Total hedges	276	278
Open position	13	(14)
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(196)	(196)
Total hedges	121	148
Open position	(75)	(48)
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(121)	(114)
Total hedges	110	79
Open position	(12)	(35)
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(326)	(424)
Total hedges	197	313
Open position	$ (129)	$ (111)